Aberdeen Tax-Free Income Fund
Aberdeen Tax-Free Income Fund

ABERDEEN FUNDS

Aberdeen Tax-Free Income Fund

(the “Fund”)

Supplement to the Fund’s Summary Prospectus dated February 25, 2013, as amended and restated May 16, 2013 (the “Summary Prospectus”) and the Fund’s Statutory Prospectus dated February 25, 2013, as supplemented to date (the “Prospectus”)

On December 11, 2013, the Board of Trustees of Aberdeen Funds approved a change in principal investment strategies of the Fund, with such change to become effective February 28, 2014, to permit the Fund to invest up to 20% of its net assets in fixed-income securities that qualify as tax-exempt municipal obligations that are considered below investment grade (sometimes referred to as “junk bonds” or high yield securities).  As a result of the change in principal investment strategies, effective February 28, 2014, the following changes are made to the Prospectus and Summary Prospectus.

Effective February 28, 2014, the following replaces the first two paragraphs in the section entitled "Principal Strategies" in the Summary Prospectus and in the section entitled "Summary - Aberdeen Tax-Free Income Fund - Principal Strategies" in the Prospectus:

As a fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in investment grade fixed-income securities that qualify as tax-exempt municipal obligations. These obligations are issued by states, U.S. territories and their political subdivisions, such as counties, cities and towns. The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax.  For purposes of the Fund’s 80% policy, the Fund may, but is not required to, sell a security whose rating falls below investment grade. The Fund may invest in specific types of municipal obligations, including tax-exempt zero-coupon securities, auction rate securities and floating- and variable-rate bonds.  Up to 20% of the Fund’s net assets may be invested in municipal securities whose interest income is treated as a preference item for purposes of the federal alternative minimum tax. Additionally, up to 20% of the Fund’s net assets may be invested in fixed-income securities that qualify as tax-exempt municipal obligations that are considered below investment grade (sometimes referred to as “junk bonds” or high yield securities). A bond is considered below investment grade if rated to below investment grade by Moody’s Investors Services, Inc. (“Moody’s”) (below Baa3), Standard & Poor’s Rating Services (“S&P”) (below BBB-), or Fitch, Inc. (“Fitch”) (below BBB-) or, if unrated, determined by Aberdeen Asset Management Inc. (the “Adviser”) to be of comparable quality.  In the event that a security receives different ratings from different nationally recognized statistical rating organizations (“NRSROs”), the Adviser will treat the security as being rated in the lowest rating category received from an NRSRO.  In selecting securities for the Fund, the Adviser employs an opportunistic approach that takes advantage of changing market conditions. The Adviser’s process focuses on credit market, sector, security and yield curve analysis.  The Fund may invest in securities of any maturity.

A security may be sold to take advantage of more favorable opportunities.

Effective February 28, 2014, the following will replace the paragraph "Credit Risk" in the section entitled "Principal Risks" in the Summary Prospectus and in the section entitled, "Summary - Aberdeen Tax-Free Income Fund - Principal Risks" in the Prospectus:

Credit Risk - A debt instrument’s price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.  High yield bonds (“junk bonds”) may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Effective February 28, 2014, the following will be added under the section entitled “Principal Risks” in the Summary Prospectus and the section entitled “Summary — Aberdeen Tax-Free Income Fund — Principal Risks” in the Prospectus:

High-Yield Bonds and Other Lower-Rated Securities — The Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss.  Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.  Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Please retain this Supplement for future reference. This Supplement is dated December 23, 2013.